SUPPLEMENTAL NON-CASH TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following table presents the supplemental disclosure of cash flow information for the six months ended June 30, 2017 and 2016 (in thousands);

	SIX MONTHS ENDED JUNE 30,
	2017	2016
Non-cash investing and financing activities excluded from the statement of cash flows:
Conversion of Series B Preferred Stock and accrued dividends to common stock	$14,087	$-
Common stock issued for Brushy’s common stock	-	6,942
Common stock issued for Series A Preferred Stock and accrued dividends	-	8,221
Loss on extinguishment of Series A Preferred Stock	-	540
Common stock issued for convertible debentures and accrued interests	-	8,724
Common stock issued for convertible notes And accrued interest	-	7,602
Warrants issued for fees associated with Series B 6% Preferred Stock issuance	-	1,590
Warrants issued with Series B Preferred Stock issuance and recorded as a deemed dividend	-	7,880
Series B 6% Preferred Stock subscribed	-	2,100
Commitment fees offset by issuance of common stock for Private Placement	250	-
Fair value of warrants issued and repriced as debt discount	1,031	1,479
Increase in final settlement on the divestiture of DJ Basin properties in accrued liabilities	584	-
Cashless exercise of warrants	371	-
Change in capital expenditures for drilling costs in accrued liabilities	871	-
Issuance of common stock for drilling services	96	-
Deemed dividends on Series B 6% Convertible Preferred Stock associated with beneficial conversion features	3,767	-
Fair value of derivative liabilities associated with conversion features of Second Lien Term Loan	36,741	-

The following table presents information about supplemental cash flows for the years ended December 31, 2016 and 2015 (in thousands);

	2016	2015
Non-cash investing and financing activities excluded from the statement of cash flows:
Common stock issued for Series A Preferred Stock and accrued dividends	7,682	-
Common stock issued for convertible notes and accrued interest	14,872	-
Common stock issued for Brushy’s common stock	7,111	-
Common stock issued for Series B Preferred Stock and accrued dividends	3,230	-
Warrants issued for fees associated with Series B Preferred Stock issuance	1,590	-
Warrants issued for Series B Preferred Stock issuance and recorded as a deemed dividend	7,879	-
Fair value of warrants issued as debt discount and financing costs	2,192	1,222
Disposition of oil and gas assets for elimination of accrued expense for drilling	-	5,198